Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K promulgated under the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section.
For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for 2021, 2022 and 2023 are the following:
Year	PEO	Non-PEO Named Executive Officers
2023	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram and Nadia A. Dombrowski
2022	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Nadia A. Dombrowski, and Kia S. Tang
2021	Bradley C. Hanson	Brett L. Pharr, Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Kia S. Tang, Sheree S. Thornsberry and Shelly A. Schneekloth
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(7) ($ in Millions)	Company- Selected Performance Measure (EPS)(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2023	3,884,131	5,077,889	1,784,636	2,463,709	242.98	128.21	163.6	5.99
2022	3,811,433	2,817,840	1,437,513	1,392,760	173.04	136.72	156.4	5.26
2021	5,040,345	7,442,578	1,259,474	1,286,933	274.27	161.72	141.7	4.38

(1)
The dollar amounts reported in column (B) are the amounts of total compensation reported for the PEO for fiscal years 2021, 2022, and 2023 in the “Total” column of the Summary Compensation Table for the applicable year.

(2)
The dollar amounts reported in column (C) represent the amount of  “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year, by subtracting the amounts in the Reported Value of Equity Award column and adding the amounts in the Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Reported Summary Compensation Table Total for PEO ($)	Minus Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Equals Compensation Actually Paid to PEO ($)
2023	3,884,131	2,100,013	3,293,771	5,077,889
2022	3,811,433	2,556,981	1,563,388	2,817,840
2021	5,040,345	2,494,513	4,896,747	7,442,578

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year which are comprised of performance share units and restricted stock granted from 2016 through 2023.

(b)
The values provided in the Equity Award Adjustments column were determined as follows:

Year	YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Value of Equity Award Adjustments ($)
2023	2,671,146	395,817	226,808	0	3,293,771
2022	1,205,069	263,664	94,654	0	1,563,388
2021	3,818,833	984,671	492,336	399,093	4,896,747
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.
(3)
The dollar amounts reported in column (D) are the average of the amounts of total compensation reported for our non-PEO named executive officers for fiscal years 2021, 2022, and 2023 in the “Total” column of the Summary Compensation Table for the applicable year.

(4)
The dollar amounts reported in column (E) represent the average amount of  “compensation actually paid” to the non-PEO named executive officers for each year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO named executive officers’ average total compensation for each year, by subtracting the amounts in the Average Reported Value of Equity Awards column and adding the amounts in the Average Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Minus Average Reported Value of Equity Awards(a) ($)	Plus Average Equity Award Adjustments(b) ($)	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	1,784,636	566,025	1,245,098	2,463,709
2022	1,437,513	698,636	653,882	1,392,760
2021	1,259,474	325,488	352,947	1,286,933

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, which are comprised of performance share units and restricted stock granted from 2016 through 2023.

(b)
The values provided in the Average Equity Award Adjustments column were determined as follows:

Year	Average YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Average Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Average Value of Equity Award Adjustments ($)
2023	719,960	370,099	155,039	0	1,245,098
2022	354,303	204,471	95,108	0	653,882
2021	213,199	91,910	60,961	13,122	352,947
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.
(5)
Reflects the cumulative total shareholder return (“TSR”) of a $100 investment in Pathward Financial, Inc. common stock, assuming such investment occurred on October 1, 2020 and all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

(6)
Reflects the cumulative TSR of a $100 investment in our peer group for this Pay versus Performance table, the S&P 600 Financials Index, which is used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the applicable fiscal year, assuming such investment occurred on October 1, 2020 and all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

(7)
The dollar amounts reported in column (H) represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(8)
The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K, is our diluted earnings per share (“EPS”), as reflected in the Company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
Year	PEO	Non-PEO Named Executive Officers
2023	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram and Nadia A. Dombrowski
2022	Brett L. Pharr	Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Nadia A. Dombrowski, and Kia S. Tang
2021	Bradley C. Hanson	Brett L. Pharr, Glen W. Herrick, Anthony M. Sharett, Charles C. Ingram, Kia S. Tang, Sheree S. Thornsberry and Shelly A. Schneekloth

Peer Group Issuers, Footnote	6)
Reflects the cumulative TSR of a $100 investment in our peer group for this Pay versus Performance table, the S&P 600 Financials Index, which is used in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the applicable fiscal year, assuming such investment occurred on October 1, 2020 and all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,884,131	$ 3,811,433	$ 5,040,345
PEO Actually Paid Compensation Amount	$ 5,077,889	2,817,840	7,442,578
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (C) represent the amount of  “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year, by subtracting the amounts in the Reported Value of Equity Award column and adding the amounts in the Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Reported Summary Compensation Table Total for PEO ($)	Minus Reported Value of Equity Awards(a) ($)	Plus Equity Award Adjustments(b) ($)	Equals Compensation Actually Paid to PEO ($)
2023	3,884,131	2,100,013	3,293,771	5,077,889
2022	3,811,433	2,556,981	1,563,388	2,817,840
2021	5,040,345	2,494,513	4,896,747	7,442,578

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year which are comprised of performance share units and restricted stock granted from 2016 through 2023.

(b)
The values provided in the Equity Award Adjustments column were determined as follows:

Year	YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Value of Equity Award Adjustments ($)
2023	2,671,146	395,817	226,808	0	3,293,771
2022	1,205,069	263,664	94,654	0	1,563,388
2021	3,818,833	984,671	492,336	399,093	4,896,747
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 1,784,636	1,437,513	1,259,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,463,709	1,392,760	1,286,933
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (E) represent the average amount of  “compensation actually paid” to the non-PEO named executive officers for each year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO named executive officers’ average total compensation for each year, by subtracting the amounts in the Average Reported Value of Equity Awards column and adding the amounts in the Average Equity Award Adjustments column, to determine the “compensation actually paid,” as defined by the SEC:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Minus Average Reported Value of Equity Awards(a) ($)	Plus Average Equity Award Adjustments(b) ($)	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2023	1,784,636	566,025	1,245,098	2,463,709
2022	1,437,513	698,636	653,882	1,392,760
2021	1,259,474	325,488	352,947	1,286,933

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year, which are comprised of performance share units and restricted stock granted from 2016 through 2023.

(b)
The values provided in the Average Equity Award Adjustments column were determined as follows:

Year	Average YE Value of Respective Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)	Plus Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)	Minus Average Value as of YE for Any Equity Awards Previously Granted that Failed to Vest in the Current Year ($)	Equals Average Value of Equity Award Adjustments ($)
2023	719,960	370,099	155,039	0	1,245,098
2022	354,303	204,471	95,108	0	653,882
2021	213,199	91,910	60,961	13,122	352,947
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EPS
Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis section, the Company’s compensation programs are designed to enable us to attract and retain the leadership talent that is necessary to successfully manage our strong earnings growth and return on invested capital objectives, while balancing necessary investment in the businesses in order to achieve attractive, long-term shareholder returns. As required by Item 402(v) of Regulation S-K, the following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the Company’s NEOs for 2023:
▶ Earnings per Share ▶ Net Income ▶ Return on Assets ▶ Capital Requirements (Basel III Capital Rules)

Total Shareholder Return Amount	$ 242.98	173.04	274.27
Peer Group Total Shareholder Return Amount	128.21	136.72	161.72
Net Income (Loss)	$ 163,600,000	$ 156,400,000	$ 141,700,000
Company Selected Measure Amount | $ / shares	5.99	5.26	4.38
PEO Name	Brett L. Pharr
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per Share
Non-GAAP Measure Description
(8)
The “Company-Selected Measure” (as defined in Item 402(v) of Regulation S-K, is our diluted earnings per share (“EPS”), as reflected in the Company’s audited financial statements for the applicable fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Capital Requirements (Basel III Capital Rules)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,100,013)	$ (2,556,981)	$ (2,494,513)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,293,771	1,563,388	4,896,747
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,671,146	1,205,069	3,818,833
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,817	263,664	984,671
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226,808	94,654	492,336
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(399,093)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,025)	(698,636)	(325,488)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,098	653,882	352,947
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	719,960	354,303	213,199
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,099	204,471	91,910
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,039	95,108	60,961
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (13,122)